PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Pension Plan Target Asset and Weighted Average Asset Allocations (Details)	Dec. 31, 2024
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual (%)	100.00%
Target Allocation (as a percent)	100.00%
Equity securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual (%)	42.00%
Target Allocation (as a percent)	40.00%
Equity securities | Minimum
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	20.00%
Equity securities | Maximum
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	55.00%
Debt securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual (%)	36.00%
Target Allocation (as a percent)	35.00%
Debt securities | Minimum
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	30.00%
Debt securities | Maximum
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	40.00%
Real Estate and Infrastructure
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actual (%)	22.00%
Target Allocation (as a percent)	25.00%
Real Estate and Infrastructure | Minimum
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	0.00%
Real Estate and Infrastructure | Maximum
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation (as a percent)	35.00%